                     Massachusetts Investors Trust
               Massachusetts Investors Growth Stock Fund
                       MFS(R) Capital Growth Fund
                       MFS(R) Emerging Growth Fund
                  MFS(R) Gold & Natural Resources Fund
                    MFS(R) Growth Opportunities Fund
                       MFS(R) Managed Sectors Fund
                             MFS(R) OTC Fund
                          MFS(R) Research Fund
                            MFS(R) Value Fund
                        MFS(R) Total Return Fund
                          MFS(R) Utilities Fund
                            MFS(R) Bond Fund
                     MFS(R) Government Mortgage Fund
                    MFS(R) Government Securities Fund
                         MFS(R) High Income Fund
                     MFS(R) Intermediate Income Fund
                      MFS(R) Strategic Income Fund
                 MFS(R) Government Limited Maturity Fund
                      MFS(R) Limited Maturity Fund
                        MFS(R) World Equity Fund
                      MFS(R) World Governments Fund
                        MFS(R) World Growth Fund
                     MFS(R) World Total Return Fund
                   MFS(R) World Asset Allocation Fund
                        MFS(R) Cash Reserve Fund
                   MFS(R) Government Money Market Fund
                        MFS(R) Money Market Fund

                 Supplement to the Current Prospectus


Class A shares of the Fund may be purchased at net asset value by retirement plans whose third party administrators have entered into an agreement with MFS Fund Distributors, Inc. ("MFD") or one or more of its affiliates to perform certain administrative services, subject to certain operational requirements specified from time to time by MFD or its affiliates.

In lieu of the sales commission and service fees normally paid by MFD to broker-dealers of record as described in the Prospectus, MFD has agreed to pay Bear, Stearns & Co. Inc. the following amounts with respect to Class A shares of the Fund purchased through a special retirement plan program offered by a third party administrator: (i) an amount equal to 0.05% per annum of the average daily net assets invested in shares of the Fund pursuant to such program, and (ii) an amount equal to 0.20% of the net asset value of all net purchases of shares of the Fund made through such program, subject to a refund in the event that such shares are redeemed within 36 months.

           The date of this Supplement is February 1, 1995.

                             MFS(R) CASH RESERVE FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                             MFS(R) TOTAL RETURN FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                         MFS(R) GROWTH OPPORTUNITIES FUND
          MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                           MFS(R) EMERGING GROWTH FUND
              MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                            MFS(R) CAPITAL GROWTH FUND
                        MFS(R) ALABAMA MUNICIPAL BOND FUND
                         MFS(R) INTERMEDIATE INCOME FUND
                       MFS(R) ARKANSAS MUNICIPAL BOND FUND
                       MFS(R) GOLD & NATURAL RESOURCES FUND
                      MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                           MFS(R) MANAGED SECTORS FUND
                        MFS(R) FLORIDA MUNICIPAL BOND FUND
                                MFS(R) VALUE FUND
                        MFS(R) GEORGIA MUNICIPAL BOND FUND
                              MFS(R) UTILITIES FUND
                       MFS(R) MARYLAND MUNICIPAL BOND FUND
                             MFS(R) WORLD EQUITY FUND
                     MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                          MFS(R) WORLD TOTAL RETURN FUND
                      MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                                 MFS(R) BOND FUND
                       MFS(R) NEW YORK MUNICIPAL BOND FUND
                           MFS(R) LIMITED MATURITY FUND
                    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                     MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                       MFS(R) TENNESSEE MUNICIPAL BOND FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) VIRGINIA MUNICIPAL BOND FUND
                           MFS(R) STRATEGIC INCOME FUND
                     MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) WORLD GOVERNMENTS FUND
                      MFS(R) MUNICIPAL LIMITED MATURITY FUND
                             MFS(R) WORLD GROWTH FUND
                            MFS(R) MUNICIPAL BOND FUND
                                 MFS(R) OTC FUND
                           MFS(R) MUNICIPAL INCOME FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                               MFS(R) RESEARCH FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                        MFS(R) WORLD ASSET ALLOCATION FUND
                         MASSACHUSETTS INVESTORS TRUST
                             MFS(R) MONEY MARKET FUND
                      MFS(R) RESEARCH GROWTH AND INCOME FUND

                      Supplement to the Current Prospectus

         The following information supplements the disclosure found under the caption "Information Concerning Shares of the Fund - Purchases" in the
Prospectus:


         MFS Fund Distributors, Inc. ("MFD"), the distributor of each of the above-named funds (the "Funds"), has entered into a long-term exclusive marketing agreement with IBAA Financial Services Corporation ("IBFS"), pursuant to which MFD has agreed to pay IBFS, as additional compensation for IBFS' marketing and distribution of the Funds, an annual amount (subject to a minimum) based upon the value of shares of the Funds for which IBFS acts as broker-dealer of record plus the value of shares of the Funds sold by IBFS during such year.

                The date of this Supplement is February 1, 1997.

                        MFS(R) CASH RESERVE FUND
      MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                        MFS(R) TOTAL RETURN FUND
               MASSACHUSETTS INVESTORS GROWTH STOCK FUND
           MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                    MFS(R) GROWTH OPPORTUNITIES FUND
                       MFS(R) EMERGING GROWTH FUND
                   MFS(R) ALABAMA MUNICIPAL BOND FUND
                       MFS(R) CAPITAL GROWTH FUND
                   MFS(R) ARKANSAS MUNICIPAL BOND FUND
                     MFS(R) INTERMEDIATE INCOME FUND
                  MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                     MASSACHUSETTS INVESTORS TRUST
                   MFS(R) FLORIDA MUNICIPAL BOND FUND
                       MFS(R) MANAGED SECTORS FUND
                   MFS(R) GEORGIA MUNICIPAL BOND FUND
                            MFS(R) VALUE FUND
                   MFS(R) MARYLAND MUNICIPAL BOND FUND
                          MFS(R) UTILITIES FUND
                MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                        MFS(R) WORLD EQUITY FUND
                 MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                     MFS(R) WORLD TOTAL RETURN FUND
                   MFS(R) NEW YORK MUNICIPAL BOND FUND
                            MFS(R) BOND FUND
                MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                      MFS(R) LIMITED MATURITY FUND
                 MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                     MFS(R) GOVERNMENT MORTGAGE FUND
                MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                 MFS(R) GOVERNMENT LIMITED MATURITY FUND
                  MFS(R) TENNESSEE MUNICIPAL BOND FUND
                    MFS(R) GOVERNMENT SECURITIES FUND
                   MFS(R) VIRGINIA MUNICIPAL BOND FUND
                         MFS(R) HIGH INCOME FUND
                MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                      MFS(R) STRATEGIC INCOME FUND
                 MFS(R) MUNICIPAL LIMITED MATURITY FUND
                      MFS(R) WORLD GOVERNMENTS FUND
                       MFS(R) MUNICIPAL BOND FUND
                        MFS(R) WORLD GROWTH FUND
                      MFS(R) MUNICIPAL INCOME FUND
                             MFS(R) OTC FUND
                          MFS(R) RESEARCH FUND
          MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                   MFS(R) WORLD ASSET ALLOCATION FUND
                        MFS(R) MONEY MARKET FUND
                    MFS(R) MUNICIPAL HIGH INCOME FUND
                   MFS(R) GOVERNMENT MONEY MARKET FUND
                 MFS(R) RESEARCH GROWTH AND INCOME FUND
                      MFS(R) STRATEGIC GROWTH FUND



                 Supplement to the Current Prospectus



The following provisions shall apply to any retirement plan (each a "Merrill Lynch Daily K Plan") whose records are maintained on a daily valuation basis by either Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), or by an independent recordkeeper (an "Independent Recordkeeper") whose services are provided through a contract or alliance arrangement with Merrill Lynch, and with respect to which the sponsor of such plan has entered into a recordkeeping service agreement with Merrill Lynch (a "Merrill Lynch Recordkeeping Agreement").

The initial sales charge imposed on purchases of Class A shares of the Funds, and the contingent deferred sales charge ("CDSC") imposed on certain redemptions of Class A shares of the Funds, is waived in the following circumstances with respect to a Merrill Lynch Daily K Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets invested in broker-dealer sold funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to agreements between Merrill Lynch and such funds' principal underwriters or distributors, and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

         (ii) if such Plan's records are maintained by an Independent Recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

         The CDSC imposed on redemptions of Class B shares of the Fund is waived in the following circumstances with respect to a Merrill Lynch Daily K
         Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million in assets invested in Applicable
                  Investments;

         (ii) if such Plan's records are maintained by an independent recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million dollars in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has fewer than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

No front-end commissions are paid with respect to any Class A or Class B shares of the Fund purchased by any Merrill Lynch Daily K Plan.

             The date of this Supplement is June 5, 1997.

                             MFS CASH RESERVE FUND
          MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                             MFS TOTAL RETURN FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                         MFS GROWTH OPPORTUNITIES FUND
                            MFS EMERGING GROWTH FUND
                        MFS ALABAMA MUNICIPAL BOND FUND
                            MFS CAPITAL GROWTH FUND
                        MFS ARKANSAS MUNICIPAL BOND FUND
                          MFS INTERMEDIATE INCOME FUND
                       MFS CALIFORNIA MUNICIPAL BOND FUND
                         MASSACHUSETTS INVESTORS TRUST
                        MFS FLORIDA MUNICIPAL BOND FUND
                            MFS MANAGED SECTORS FUND
                        MFS GEORGIA MUNICIPAL BOND FUND
                                 MFS VALUE FUND
                        MFS MARYLAND MUNICIPAL BOND FUND
                               MFS UTILITIES FUND
                     MFS MASSACHUSETTS MUNICIPAL BOND FUND
                             MFS WORLD EQUITY FUND
                      MFS MISSISSIPPI MUNICIPAL BOND FUND
                          MFS WORLD TOTAL RETURN FUND
                        MFS NEW YORK MUNICIPAL BOND FUND
                                 MFS BOND FUND
                     MFS NORTH CAROLINA MUNICIPAL BOND FUND
                           MFS LIMITED MATURITY FUND
                      MFS PENNSYLVANIA MUNICIPAL BOND FUND
                          MFS GOVERNMENT MORTGAGE FUND
                     MFS SOUTH CAROLINA MUNICIPAL BOND FUND
                      MFS GOVERNMENT LIMITED MATURITY FUND
                       MFS TENNESSEE MUNICIPAL BOND FUND
                         MFS GOVERNMENT SECURITIES FUND
                        MFS VIRGINIA MUNICIPAL BOND FUND
                              MFS HIGH INCOME FUND
                     MFS WEST VIRGINIA MUNICIPAL BOND FUND
                           MFS STRATEGIC INCOME FUND
                      MFS MUNICIPAL LIMITED MATURITY FUND
                           MFS WORLD GOVERNMENTS FUND
                            MFS MUNICIPAL BOND FUND
                             MFS WORLD GROWTH FUND
                           MFS MUNICIPAL INCOME FUND
                                  MFS OTC FUND
                               MFS RESEARCH FUND
              MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                        MFS WORLD ASSET ALLOCATION FUND
                             MFS MONEY MARKET FUND
                         MFS MUNICIPAL HIGH INCOME FUND
                        MFS GOVERNMENT MONEY MARKET FUND
                      MFS RESEARCH GROWTH AND INCOME FUND
                           MFS STRATEGIC GROWTH FUND


                      SUPPLEMENT TO THE CURRENT PROSPECTUS


This supplement describes certain changes, effective immediately, to each Fund's Prospectus.

1. DEFINITION OF "DEALER". As used in the Prospectus and any appendices thereto, the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or other similar agreement with MFS Fund Distributors, Inc. ("MFD"). The use of the defined term "dealer" does not mean or imply that any such financial intermediary necessarily is a "dealer" for purposes of any federal or state laws, rules or regulations or any self-regulatory organization's rules.

2. CHANGES TO SALES CHARGE WAIVER CATEGORIES. Appendix A to the Prospectus, which describes waivers of sales charges, is amended as follows:

               Wrap  Account  and Fund  "Supermarket"  Investments.  The  waiver category entitled "2. Wrap Account Investments" under "II. Waivers of Class A Sales Charges" is amended to read in its entirety as follows:

                       2. Wrap Account and Fund "Supermarket" Investments Shares
                      acquired by investments through certain dealers (including registered investment advisers and financial planners) which have established certain operational arrangements with MFD which include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund "supermarket" account or a similar program under which such clients pay a fee to such dealer.

                 The date of this Supplement is August 8, 1997.

                         MFS(R) Managed Sectors Fund
                          MFS(R) World Growth Fund
                           MFS(R) Cash Reserve Fund
                              MFS(R) Bond Fund
                      MFS(R) World Asset Allocation Fund
                         MFS(R) Limited Maturity Fund
                           MFS(R) Core Growth Fund
                    MFS(R) Municipal Limited Maturity Fund
                      MFS(R) Special  Opportunities Fund
                       MFS(R) Government Mortgage Fund
                     MFS(R) Convertible Securities Fund
                      MFS(R) International Growth Fund
                           MFS(R)  Blue Chip Fund
                 MFS(R)  International  Growth and Income Fund
                     MFS(R) Science and Technology Fund
                MFS/Foreign & Colonial  Emerging  Markets  Equity Fund
                          MFS(R) New Discovery Fund
                    MFS(R) Alabama Municipal Bond Fund
                 MFS(R) Research Growth and Income Fund
                  MFS(R) Arkansas  Municipal  Bond Fund
                     MFS(R)  Equity  Income  Fund
                    MFS(R)  California Municipal Bond Fund
                     MFS(R) Research  International Fund
                    MFS(R) Florida Municipal Bond Fund
                     MFS(R) Strategic Growth Fund
                  MFS(R) Georgia Municipal Bond Fund
                         MFS(R) Emerging Growth Fund
                     MFS(R) Maryland Municipal Bond Fund
                      MFS(R) Large Cap Growth Fund
               MFS(R)  Massachusetts  Municipal Bond Fund
                    MFS(R)  Intermediate Income Fund
                 MFS(R)  Mississippi  Municipal Bond Fund
                           MFS(R) High Income Fund
                    MFS(R) New York Municipal  Bond Fund
                    MFS(R)  Municipal  High Income Fund
                    MFS(R)  North  Carolina Municipal Bond Fund
                         MFS(R) Money Market Fund
                   MFS(R) Pennsylvania  Municipal Bond Fund
                     MFS(R)  Government  Money Market Fund
                     MFS(R) South Carolina  Municipal Bond Fund
                           MFS(R) Municipal Bond Fund
                      MFS(R) Tennessee  Municipal Bond Fund
                        MFS(R) Mid Cap Growth Fund
                   MFS(R)  Virginia  Municipal  Bond Fund
                       MFS(R) Total Return Fund
                  MFS(R) West Virginia  Municipal Bond Fund
                          MFS(R) Research Fund
                     MFS(R)  Municipal Income Fund
                   MFS(R)  World Total Return Fund
                    MFS(R)  Union  Standard  Equity Fund
                         MFS(R) Utilities Fund
                   MFS(R) Growth  Opportunities Fund
                         MFS(R) World Equity Fund
                   MFS(R) Government  Securities Fund
                    MFS(R) World  Governments Fund
                     Massachusetts Investors Growth Stock Fund
                              MFS(R) Value Fund
                    MFS(R) Government Limited Maturity Fund
                        MFS(R) Strategic Income Fund
                       Massachusetts Investors Trust

                      Supplement to the Current Prospectus


Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of Royal Alliance Associates, Inc., up to $15 toward the ticket charge with respect to purchases of shares of any MFS Fund made through the GOLD Select Program. MFD will not incur such charge with respect to redemptions or repurchases of Fund shares, exchanges of Fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.

                 The date of this Supplement is October 1, 1997.